Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following pay versus performance table and summary compensation table sets forth information regarding compensation during the last two years for our Principal Executive Officer and our Principal Financial Officer.

PAY VERSUS PERFORMANCE (PVP) TABLE

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officer	Average Compensation Actually Paid to Non-PEO Named Executive Officer	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Net Income (in thousands)
2023	$470,519	$472,105	$334,716	$336,634	$234.44	$2,194
2022	413,431	410,691	287,649	284,336	131.79	1,957
2021	354,036	367,323	259,700	275,767	167.55	1,679

Named Executive Officers, Footnote [Text Block]	In all the years noted in the table, Jeremiah R. Young was our Chief Executive Officer, and our other Named Executive Officer was Gerald S. Blaskie.
PEO Total Compensation Amount	$ 470,519	$ 413,431	$ 354,036
PEO Actually Paid Compensation Amount	$ 472,105	410,691	367,323
Adjustment To PEO Compensation, Footnote [Text Block]

SUMMARY COMPENSATION TABLE

Name and principal position	Year	Salary	Bonus	Stock awards	Option awards	Non-equity incentive plan compensation	All other compensation (a)	Total
PEO Jeremiah R. Young	2023	$262,019	$0	$13,123	$0	$154,719 (f)	$40,658	$470,519
	2022	258,154	0	8,125	0	139,696 (e)	7,456	413,431
	2021	211,539	15,000	3,998	0	117,153 (c)	6,346	354,036
PFO Gerald S. Blaskie	2023	209,616	0	10,501	0	79,659 (g)	34,940	334,716
	2022	202,525	0	6,500	0	72,652 (d)	5,972	287,649
	2021	175,260	15,000	3,314	0	60,868 (b)	5,258	259,700

a-	Company contribution under the SCI Engineered Materials, Inc. 401(k) & Profit-Sharing Plan.
b-	$58,274 deferred under our incentive compensation plan; paid in 2022.
c-	$114,548 deferred under our incentive compensation plan; paid in 2022.
d-	$69,507 deferred under our incentive compensation plan; paid in 2023.
e-	$137,015 deferred under our incentive compensation plan; paid in 2023.
f-	$150,388 deferred under our incentive compensation plan; paid in 2024.
g-	$75,194 deferred under our incentive compensation plan; paid in 2024.

Non-PEO NEO Average Total Compensation Amount	$ 334,716	287,649	259,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 336,634	284,336	275,767
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

SUMMARY COMPENSATION TABLE

Name and principal position	Year	Salary	Bonus	Stock awards	Option awards	Non-equity incentive plan compensation	All other compensation (a)	Total
PEO Jeremiah R. Young	2023	$262,019	$0	$13,123	$0	$154,719 (f)	$40,658	$470,519
	2022	258,154	0	8,125	0	139,696 (e)	7,456	413,431
	2021	211,539	15,000	3,998	0	117,153 (c)	6,346	354,036
PFO Gerald S. Blaskie	2023	209,616	0	10,501	0	79,659 (g)	34,940	334,716
	2022	202,525	0	6,500	0	72,652 (d)	5,972	287,649
	2021	175,260	15,000	3,314	0	60,868 (b)	5,258	259,700

a-	Company contribution under the SCI Engineered Materials, Inc. 401(k) & Profit-Sharing Plan.
b-	$58,274 deferred under our incentive compensation plan; paid in 2022.
c-	$114,548 deferred under our incentive compensation plan; paid in 2022.
d-	$69,507 deferred under our incentive compensation plan; paid in 2023.
e-	$137,015 deferred under our incentive compensation plan; paid in 2023.
f-	$150,388 deferred under our incentive compensation plan; paid in 2024.
g-	$75,194 deferred under our incentive compensation plan; paid in 2024.

Total Shareholder Return Amount	$ 234.44	131.79	167.55
Net Income (Loss) Attributable to Parent	$ 2,194,000	$ 1,957,000	$ 1,679,000
PEO Name	Jeremiah R. Young	Jeremiah R. Young	Jeremiah R. Young
Jeremiah R. Young [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Incentive Compensation Plan	$ 150,388	$ 137,015	$ 114,548
Jeremiah R. Young [Member] | PEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	262,019	258,154	211,539
Jeremiah R. Young [Member] | PEO [Member] | Bonus [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	15,000
Jeremiah R. Young [Member] | PEO [Member] | Stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,123	8,125	3,998
Jeremiah R. Young [Member] | PEO [Member] | Option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeremiah R. Young [Member] | PEO [Member] | Non-equity incentive plan compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	154,719	139,696	117,153
Jeremiah R. Young [Member] | PEO [Member] | All other compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,658	7,456	6,346
Gerald S. Blaskie [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Incentive Compensation Plan	75,194	69,507	58,274
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	209,616	202,525	175,260
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Bonus [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	15,000
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,501	6,500	3,314
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Non-equity incentive plan compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	79,659	72,652	60,868
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | All other compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 34,940	$ 5,972	$ 5,258